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                                  CERTIFICATE

     The undersigned, President of The Timothy Plan (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

     1. The form of Prospectus that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 14, the most recent amendment; and

     2. The text of Post-Effective Amendment No. 14 was filed electronically on August 8, 2001.


Date: August 22, 2001                             The Timothy Plan

                                            By: /s/ Arthur D. Ally
                                                ----------------------------
                                                Arthur D. Ally, President